UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  11/30

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Large Cap Value Fund

	Shares	Value ($)
Common Stocks 96.4%
Consumer Discretionary 5.4%
Distributors 1.8%
Genuine Parts Co. (a)	713,854	28,811,148
Diversified Consumer Services 0.9%
H&R Block, Inc.	900,000	15,552,000
Hotels Restaurants & Leisure 1.4%
Carnival Corp. (Units)	612,755	22,034,670
Textiles, Apparel & Luxury Goods 1.3%
VF Corp. (a)	268,311	20,761,905
Consumer Staples 12.0%
Beverages 1.1%
PepsiCo, Inc.	272,338	17,012,955
Food & Staples Retailing 3.1%
CVS Caremark Corp.	840,530	28,367,887
Kroger Co.	1,004,895	22,208,180

		50,576,067
Food Products 2.5%
General Mills, Inc.	209,667	15,098,121
Kraft Foods, Inc. "A" (a)	473,587	13,464,078
Mead Johnson Nutrition Co.	258,425	12,223,503

		40,785,702
Household Products 1.1%
Procter & Gamble Co. (a)	268,684	17,002,323
Tobacco 4.2%
Altria Group, Inc.	1,888,162	37,989,820
Philip Morris International, Inc.	608,585	29,808,493

		67,798,313
Energy 14.1%
Energy Equipment & Services 5.0%
Ensco International PLC (ADR)	541,546	23,920,087
Noble Corp.* (a)	509,548	21,533,499
Transocean Ltd.*	439,976	35,118,884

		80,572,470
Oil, Gas & Consumable Fuels 9.1%
Canadian Natural Resources Ltd.	279,565	18,962,894
Chevron Corp.	372,400	26,924,520
ExxonMobil Corp. (a)	418,090	27,175,850
Marathon Oil Corp.	992,860	28,743,297
Nexen, Inc.	837,821	18,850,972
Suncor Energy, Inc.	864,887	25,003,883

		145,661,416
Financials 13.8%
Capital Markets 0.8%
Ameriprise Financial, Inc.	296,321	11,861,730
Diversified Financial Services 3.4%
Bank of America Corp.	1,438,130	23,959,246
JPMorgan Chase & Co.	745,332	31,281,584

		55,240,830
Insurance 9.6%
Allstate Corp.	697,821	21,806,906
Assurant, Inc.	632,199	19,294,714
Fidelity National Financial, Inc. "A"	1,234,041	17,585,084
HCC Insurance Holdings, Inc.	613,421	17,114,446
Lincoln National Corp.	1,119,533	28,189,841
MetLife, Inc.	471,273	17,149,624
PartnerRe Ltd.	423,952	33,750,819

		154,891,434
Health Care 12.6%
Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	301,192	17,146,860
Becton, Dickinson & Co.	273,746	21,316,601

		38,463,461
Health Care Providers & Services 1.8%
McKesson Corp.	477,102	28,220,583
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.* (a)	437,349	21,329,511
Pharmaceuticals 7.1%
Bristol-Myers Squibb Co.	350,179	8,582,887
Merck & Co., Inc.	1,036,861	38,239,434
Pfizer, Inc.	1,677,874	29,446,689
Teva Pharmaceutical Industries Ltd. (ADR)	626,400	37,590,264

		113,859,274
Industrials 10.1%
Aerospace & Defense 6.3%
Honeywell International, Inc.	776,950	31,202,312
L-3 Communications Holdings, Inc. (a)	193,288	17,670,389
Lockheed Martin Corp. (a)	317,247	24,669,126
United Technologies Corp.	399,512	27,426,499

		100,968,326
Electrical Equipment 2.0%
Emerson Electric Co. (a)	695,348	32,917,774
Machinery 1.8%
Dover Corp.	629,340	28,483,929
Information Technology 2.1%
Communications Equipment 0.7%
Brocade Communications Systems, Inc.*	2,060,907	11,994,479
Computers & Peripherals 0.3%
Hewlett-Packard Co.	97,795	4,967,008
IT Services 1.1%
Automatic Data Processing, Inc.	418,012	17,393,479
Materials 5.6%
Chemicals 3.0%
Air Products & Chemicals, Inc.	369,585	25,346,139
Praxair, Inc. (a)	310,312	23,316,844

		48,662,983
Containers & Packaging 1.6%
Sonoco Products Co.	852,006	25,202,337
Metals & Mining 1.0%
Kinross Gold Corp. (a)	866,072	15,693,225
Telecommunication Services 10.3%
Diversified Telecommunication Services 8.7%
AT&T, Inc.	1,515,167	37,591,293
BCE, Inc. (a)	695,039	19,294,283
CenturyTel, Inc. (a)	1,056,527	36,207,180
Deutsche Telekom AG (ADR) (a)	1,254,036	16,151,984
Verizon Communications, Inc.	1,085,483	31,403,023

		140,647,763
Wireless Telecommunication Services 1.6%
Vodafone Group PLC (ADR) (a)	1,159,825	25,249,390
Utilities 10.4%
Electric Utilities 8.2%
Allegheny Energy, Inc.	812,707	18,407,814
American Electric Power Co., Inc.	613,433	20,623,618
Duke Energy Corp.	885,404	14,476,355
Entergy Corp.	226,706	17,222,855
Exelon Corp.	523,008	22,646,246
FirstEnergy Corp.	543,525	21,007,241
Southern Co. (a)	544,144	17,287,455

		131,671,584
Multi-Utilities 2.2%
PG&E Corp. (a)	827,361	34,682,973

Total Common Stocks (Cost $1,454,887,451)		1,548,971,042
Securities Lending Collateral 15.4%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $247,136,465)	247,136,465	247,136,465
Cash Equivalents 3.1%
Central Cash Management Fund, 0.21% (b) (Cost $50,699,884)	50,699,884	50,699,884

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,752,723,800) †	114.9	1,846,807,391
Other Assets and Liabilities, Net	(14.9)	(239,546,812)

Net Assets	100.0	1,607,260,579

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,773,111,549.  At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $73,695,842.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $164,720,547 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $91,024,705.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2010 amounted to $239,008,089 which is 14.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,548,971,042	$—	$—	$1,548,971,042
Short-Term Investments(d)	297,836,349	—	—	297,836,349
Total	$1,846,807,391	$—	$—	$1,846,807,391

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010